UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22260
______________________________________________

RMR REAL ESTATE INCOME FUND
______________________________________________________________________________
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300
Newton, Massachusetts 02458
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

Fernando Diaz, President
RMR Real Estate Income Fund
Two Newton Place, 255 Washington Street, Suite 300
Newton, Massachusetts 02458
______________________________________________________________________________
(Name and address of agent for service)

Copy to:

Brian Hall
State Street Bank and Trust Company
1 Iron Street, 10th Floor
Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31, 2019
Date of reporting period: September 30, 2019

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited)

Company	Shares	Value
COMMON STOCKS - 110.4%
REAL ESTATE INVESTMENT TRUSTS - 110.4%
DATA CENTERS - 5.3%
CyrusOne, Inc. (a)	68,000	$5,378,800
Digital Realty Trust, Inc. (a)(b)	42,000	5,452,020
Equinix, Inc.	3,502	2,019,954
QTS Realty Trust, Inc.	15,000	771,150
		13,621,924
DIVERSIFIED - 8.1%
Armada Hoffler Properties, Inc. (a)	154,953	2,803,100
Colony Capital, Inc. (a)	104,980	631,980
Gladstone Commercial Corp. (a)(b)	88,611	2,082,359
Global Net Lease, Inc.	112,082	2,185,599
Lexington Realty Trust (a)	513,638	5,264,790
One Liberty Properties, Inc.	29,295	806,491
VEREIT, Inc. (a)	283,716	2,774,742
Vornado Realty Trust (a)(b)	39,835	2,536,294
Whitestone REIT (a)	124,535	1,713,602
		20,798,957
FREE STANDING - 6.6%
Agree Realty Corp. (a)	19,309	1,412,453
Essential Properties Realty Trust, Inc.	25,000	572,750
National Retail Properties, Inc. (a)(b)	136,600	7,704,240
Realty Income Corp. (a)	64,900	4,976,532
Spirit Realty Capital, Inc.	19,240	920,826
STORE Capital Corp.	40,000	1,496,400
		17,083,201
HEALTH CARE - 17.0%
Global Medical REIT, Inc. (a)	495,467	5,648,324
HCP, Inc. (a)(b)	113,965	4,060,573
Healthcare Realty Trust, Inc. (a)(b)	38,697	1,296,350
Healthcare Trust of America, Inc.	48,000	1,410,240
LTC Properties, Inc. (a)	75,021	3,842,576
Medical Properties Trust, Inc. (a)(b)	413,609	8,090,192
New Senior Investment Group, Inc.	104,121	695,528
Omega Healthcare Investors, Inc. (a)(b)	66,298	2,770,593
Physicians Realty Trust (a)	179,791	3,191,290
Sabra Health Care REIT, Inc. (a)(b)	113,154	2,598,016
Ventas, Inc. (a)	98,200	7,171,546
Welltower, Inc. (a)(b)	34,200	3,100,230
		43,875,458
INDUSTRIAL - 11.9%
Americold Realty Trust	30,000	1,112,100
Duke Realty Corp.	34,370	1,167,549
Liberty Property Trust (a)	84,637	4,344,417

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited) (continued)

Company	Shares	Value
Monmouth Real Estate Investment Corp. (a)(b)	178,358	$2,570,139
Plymouth Industrial REIT, Inc.	172,697	3,163,809
Prologis, Inc. (a)	114,807	9,783,853
Rexford Industrial Realty, Inc. (a)	39,176	1,724,528
STAG Industrial, Inc. (a)	231,693	6,830,310
		30,696,705
LODGING - 5.8%
Apple Hospitality REIT, Inc. (a)	71,400	1,183,812
Ashford Hospitality Trust, Inc. (a)	105,000	347,550
Braemar Hotels & Resorts, Inc. (a)	111,762	1,049,445
Chatham Lodging Trust (a)	97,000	1,760,550
Condor Hospitality Trust, Inc.	59,420	656,591
DiamondRock Hospitality Co. (a)	60,603	621,181
Hersha Hospitality Trust (a)	132,475	1,971,228
Host Hotels & Resorts, Inc. (a)	67,000	1,158,430
Park Hotels & Resorts, Inc.	58,853	1,469,559
Pebblebrook Hotel Trust (a)	90,480	2,517,154
RLJ Lodging Trust (a)	88,688	1,506,809
Summit Hotel Properties, Inc. (a)(b)	63,203	733,155
		14,975,464
MANUFACTURED HOMES - 5.0%
Sun Communities, Inc. (a)	67,856	10,073,223
UMH Properties, Inc. (a)(b)	195,796	2,756,808
		12,830,031
MORTGAGE - 2.5%
Annaly Capital Management, Inc. (a)	319,998	2,815,982
Jernigan Capital, Inc. (a)	30,140	580,195
Starwood Property Trust, Inc.	129,100	3,126,802
		6,522,979
OFFICE - 11.4%
Alexandria Real Estate Equities, Inc. (a)	39,300	6,053,772
Boston Properties, Inc. (a)	27,100	3,513,786
Brandywine Realty Trust (a)	165,300	2,504,295
City Office REIT, Inc. (a)	144,253	2,075,801
Corporate Office Properties Trust (a)	83,500	2,486,630
Douglas Emmett, Inc. (a)	51,322	2,198,121
Franklin Street Properties Corp. (a)(b)	76,269	645,236
Highwoods Properties, Inc. (a)(b)	49,723	2,234,552
Hudson Pacific Properties, Inc.	26,000	869,960
Kilroy Realty Corp. (a)	35,600	2,772,884
Mack-Cali Realty Corp. (a)	78,030	1,690,130
SL Green Realty Corp. (a)	27,900	2,280,825
		29,325,992
REGIONAL MALLS - 4.9%
CBL & Associates Properties, Inc. (a)(b)	528,694	682,015

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited) (continued)

Company	Shares	Value
Pennsylvania Real Estate Investment Trust (a)(b)	203,491	$1,163,969
Simon Property Group, Inc. (a)(b)	47,527	7,397,578
Taubman Centers, Inc.	10,000	408,300
The Macerich Co. (a)(b)	46,970	1,483,782
Washington Prime Group, Inc. (a)(b)	331,148	1,370,953
		12,506,597
RESIDENTIAL - 17.0%
Apartment Investment & Management Co. (a)(b)	25,451	1,327,015
AvalonBay Communities, Inc. (a)	34,375	7,401,969
Bluerock Residential Growth REIT, Inc. (a)	405,557	4,773,406
Camden Property Trust (a)	11,300	1,254,413
Equity Residential (a)	69,000	5,951,940
Essex Property Trust, Inc. (a)	16,500	5,389,725
Independence Realty Trust, Inc. (a)	489,429	7,003,729
Investors Real Estate Trust	6,281	469,002
Invitation Homes, Inc. (a)	50,000	1,480,500
Mid-America Apartment Communities, Inc. (a)	29,671	3,857,527
NexPoint Residential Trust, Inc.	21,102	986,730
Preferred Apartment Communities, Inc.	56,479	816,122
UDR, Inc. (a)	62,000	3,005,760
		43,717,838
SHOPPING CENTERS - 5.6%
Acadia Realty Trust (a)	30,000	857,400
Brixmor Property Group, Inc. (a)	37,775	766,455
Cedar Realty Trust, Inc. (a)	103,627	310,881
Kimco Realty Corp. (a)	197,226	4,118,079
Kite Realty Group Trust (a)	125,125	2,020,769
Retail Opportunity Investments Corp.	35,000	638,050
RPT Realty	82,220	1,114,081
SITE Centers Corp.	68,500	1,035,035
Urstadt Biddle Properties, Inc.	40,500	959,850
Weingarten Realty Investors (a)	91,225	2,657,384
		14,477,984
SPECIALTY - 6.4%
American Tower Corp.	13,791	3,049,604
Crown Castle International Corp. (a)	14,000	1,946,140
EPR Properties (a)	114,660	8,812,768
Farmland Partners, Inc. (a)	109,344	730,418
Gladstone Land Corp.	35,000	416,325
Iron Mountain, Inc.	30,000	971,700
VICI Properties, Inc.	29,600	670,440
		16,597,395
STORAGE - 2.9%
CubeSmart (a)	40,000	1,396,000
Extra Space Storage, Inc. (a)	7,910	924,046

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited) (continued)

Company	Shares	Value
Life Storage, Inc. (a)	12,000	$1,264,920
Public Storage (a)(b)	15,700	3,850,739
		7,435,705
Total Real Estate Investment Trusts (Cost $214,252,265)		284,466,230
Total Common Stocks ( Cost $214,252,265)		284,466,230
PREFERRED STOCKS - 25.8%
REAL ESTATE INVESTMENT TRUSTS - 25.8%
DATA CENTERS - 0.7%
Digital Realty Trust, Inc., Series C, 6.63%	35,000	932,050
Digital Realty Trust, Inc., Series G, 5.88%	30,000	755,400
		1,687,450
DIVERSIFIED - 2.0%
Colony Capital, Inc., Series B, 8.25%	9,609	242,723
Colony Capital, Inc., Series E, 8.75%	36,999	935,705
Gladstone Commercial Corp., Series D, 7.00% (a)(b)	100,000	2,581,000
Global Net Lease, Inc., Series A, 7.25%	55,000	1,408,000
		5,167,428
HEALTH CARE - 0.5%
Global Medical REIT, Inc., Series A, 7.50%	44,000	1,169,700
		1,169,700
INDUSTRIAL - 1.7%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,834,000
Rexford Industrial Realty, Inc., Series B, 5.88% (a)(b)	40,000	1,034,000
STAG Industrial, Inc., Series C, 6.88% (a)(b)	55,000	1,436,600
		4,304,600
LODGING - 8.4%
Ashford Hospitality Trust, Inc., Series D, 8.45% (a)	39,304	963,294
Ashford Hospitality Trust, Inc., Series F, 7.38% (a)	74,565	1,640,430
Ashford Hospitality Trust, Inc., Series G, 7.38% (a)	250,000	5,340,000
Ashford Hospitality Trust, Inc., Series H, 7.50% (a)	60,000	1,293,000
Ashford Hospitality Trust, Inc., Series I, 7.50% (a)	68,084	1,433,168
Braemar Hotels & Resorts, Inc., Series B, 5.50% (a)	25,000	521,500
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	1,170,240
Hersha Hospitality Trust, Series D, 6.50% (a)	70,000	1,732,500
Hersha Hospitality Trust, Series E, 6.50% (a)	35,958	913,333
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	2,033,195
RLJ Lodging Trust, Series A, 1.95% (a) (c)	96,117	2,594,198
Sotherly Hotels, Inc., Series C, 7.88% (a)	40,000	1,040,000
Summit Hotel Properties, Inc., Series E, 6.25% (a)(b)	33,200	888,432
		21,563,290
MANUFACTURED HOMES - 1.5%
UMH Properties, Inc., Series B, 8.00% (a)(b)	66,650	1,732,900
UMH Properties, Inc., Series C, 6.75% (a)	30,000	783,900
UMH Properties, Inc., Series D, 6.38% (a)(b)	49,105	1,246,481
		3,763,281

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited) (continued)

Company	Shares	Value
MORTGAGE - 1.5%
Annaly Capital Management, Inc., Series G, 6.50%	40,000	$1,001,600
ARMOUR Residential REIT, Inc., Series B, 7.88% (a)	30,000	751,500
iStar, Inc., Series D, 8.00%	11,810	308,713
iStar, Inc., Series G, 7.65%	21,241	541,618
New York Mortgage Trust, Inc., Series B, 7.75%	33,450	841,937
New York Mortgage Trust, Inc., Series D, 8.00%	20,000	498,200
		3,943,568
FREE STANDING - 0.8%
Seritage Growth Properties, Series A, 7.00% (a)	80,000	2,014,400
		2,014,400
OFFICE - 0.4%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	1,039,600
		1,039,600
REGIONAL MALLS - 1.9%
CBL & Associates Properties, Inc., Series D, 7.38% (a)	132,461	1,140,489
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	214,000
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)	40,000	828,000
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	35,000	709,100
Washington Prime Group, Inc., Series H, 7.50% (a)	65,000	1,428,700
Washington Prime Group, Inc., Series I, 6.88% (a)	30,000	610,500
		4,930,789
RESIDENTIAL - 2.8%
Armada Hoffler Properties Inc., Series A, 6.75%	35,000	943,250
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)	180,000	4,773,600
Bluerock Residential Growth REIT, Inc., Series C, 7.63% (a)	37,645	985,170
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	17,300	434,673
		7,136,693
SHOPPING CENTERS - 3.1%
Cedar Realty Trust, Inc., Series B, 7.25%	24,258	605,237
Cedar Realty Trust, Inc., Series C, 6.50% (a)(b)	100,307	2,212,772
Saul Centers, Inc., Series D, 6.13% (a)	25,000	647,625
SITE Centers Corp., Series J, 6.50% (a)	45,586	1,151,047
SITE Centers Corp., Series K, 6.25% (a)	86,000	2,250,620
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (a)(b)(c)	71,354	1,011,800
		7,879,101
SPECIALTY - 0.5%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,800	648,520
EPR Properties, Series E, 9.00% (a)(c)	16,400	636,320
		1,284,840
Total Real Estate Investment Trusts (Cost $66,590,033)		65,884,740
Total Preferred Stocks (Cost $66,590,033)		65,884,740
INVESTMENT COMPANIES - 2.3%
Aberdeen Global Premier Properties Fund (a)	196,826	1,224,258
Blackstone/GSO Loan Financing Ltd (d)	5,496,600	2,995,510

See notes to portfolio of investments

RMR Real Estate Income Fund
Portfolio of Investments - September 30, 2019 (unaudited) (continued)

Company	Shares	Value
Cohen & Steers Quality Income Realty Fund, Inc. (a)	70,297	$1,114,207
Eaton Vance Enhanced Equity Income Fund II	35,188	585,880
Total Investment Companies ( Cost $9,804,837)		5,919,855
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.88% (Cost $4,883,142) (e)		4,883,142
Total Investments - 140.4% (Cost $295,530,277)		361,153,967
Other assets less liabilities -0.3%		889,278
Revolving credit facility -(34.2%)		(88,000,000)
Preferred Shares, at liquidation preference -(6.5%)		(16,675,000)
Net Assets applicable to common shareholders – 100.0%		$257,368,245

Notes

a.
As of September 30, 2019, the Fund has pledged portfolio securities with a market value of $204,164,483 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. ("PBL"). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

b.
As of September 30, 2019, pledged portfolio securities of the Fund with a market value of $62,465,341 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund's revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

c.	Convertible into common stock.

d.	The security is listed on the London Stock Exchange as of September 30, 2019.

e.	Rate reflects 7 day yield as of September 30, 2019.

See notes to portfolio of investments

RMR Real Estate Income Fund
Notes to Portfolio of Investments
September 30, 2019 (unaudited)

1. Portfolio Valuation
Investment securities of RMR Real Estate Income Fund, (the "Fund"), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.
To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.
Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.
Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.
Investments in open end mutual funds are valued at the closed NAV on valuation date.
2. Fair Value Measurements
The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund
Notes to Portfolio of Investments
September 30, 2019 (unaudited) (continued)

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2019. The Fund recognizes interperiod transfers between the input levels as of the end of the period. At September 30, 2019, there were no transfers of investments among Level 1, Level 2, and Level 3.
3. Tax Information
Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of September 30, 2019, are as follows:

Cost	$296,383,491
Gross unrealized appreciation	89,151,784
Gross unrealized depreciation	(24,381,308)
Net unrealized appreciation	$64,770,476

The $853,214 difference between the financial reporting cost basis and tax cost basis of the Fund's investments as of September 30, 2019 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

9

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.
(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

10

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:    /s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:    November 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:    November 20, 2019

By:    /s/ Brian E. Donley
Brian E. Donley
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:    November 20, 2019

11